Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Assets on Depreciation Calculated

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives for each component of property, plant and equipment since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Leased assets are depreciated over the shorter of the lease term and their useful lives.

The estimated useful lives of assets are as follows:

•	Computers	3-6 years
•	Furniture and fixtures	5-6 years
•	Office equipments	1-5 years
•	Motor vehicles	3-7 years
•	Diesel generator sets	7 years
•	Building	20 years

Summary of Estimated Useful Lives of Assets on Amortization of Assets Other than Goodwill Calculated

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives are as follows:

•	Technology related development costs	2 - 5 years
•	Software	3 - 5 years
•	Customer – related intangible assets (Customer Relationship)	7-10 years
•	Contract – related intangible assets (Non-Compete)	5-6 years
•	Marketing – related intangible assets (Brand / Trade Mark)	7-10 years
•	Favorable lease contract term – related intangible assets	7 years